Note 14 - Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Note 14 - Fair Value of Financial Instruments (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Balance	Fair Value Measurements Using
Description	September 30, 2014	(Level 1)	(Level 2)	(Level 3)
Impaired real estate assets	$6,181,331	$—	$—	$6,181,331
	Balance	Fair Value Measurements Using
Description	December 31, 2013	(Level 1)	(Level 2)	(Level 3)
Impaired real estate assets	$6,508,394	$—	$—	$6,508,394

	December 31, 2013		December 31, 2012
Description	Carrying Value	Fair Value (Level 2)	Carrying Value	Fair Value (Level 2)
Investment in Marketable Securities	$3,380,864*	$3,380,864*	$4,516,472	$4,516,472

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of December 31, 2013	Quoted Prices In An Active Market (Level 1)	Values Based On A Level 3 Methodology	Total

Common Stock – Gyrodyne Company of America, Inc. (shares of 34,325)	$436,271	$-	$436,271

Gyrodyne Special Distribution LLC (34,325 units)		710,528	710,528

Gyrodyne dividend notes		373,799	373,799
Taxable Fixed Income Funds	800,153		800,153
Corporate/Foreign Bonds	452,875		452,875
US Government Agency	195,010		195,010
Money Market Funds	1,595,818		1,595,818
Accrued Income	4,280		4,280
Total	$3,484,407	$1,084,327	$4,568,734

Fair Value, by Balance Sheet Grouping [Table Text Block]
	September 30, 2014		December 31, 2013
Description	Carrying Value	Fair Value (Level 2)	Carrying Value	Fair Value (Level 2)
Investment in Marketable Securities	$6,071,506	$6,071,506*	$3,380,864	$3,380,864

Impaired Real Estate Assets [Member]
Note 14 - Fair Value of Financial Instruments (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Balance	Fair Value Measurements Using
Description	December 31, 2013	(Level 1)	(Level 2)	(Level 3)
Impaired real estate assets	$6,503,092	$—	$—	$6,503,092